UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

On June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser of the Registrant, and Maria F. Dwyer and Tracy Atkinson became the chief executive officer and the chief financial officer, respectively, of the Registrant. During the semi-annual period ended May 31, 2007, Columbia Management Advisors, LLC (“Columbia”) served as investment adviser to the Registrant, during which representatives of Columbia served as chief executive officer and chief financial officer of the Registrant.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS INVESTMENT MANAGEMENT

MFS® High Yield Municipal Trust

(Formerly Colonial Municipal Income Trust)

Semiannual report

5/31/07

CMU-SEM

Letter from the MFS CEO

Dear Shareholders:

Welcome to MFS®. The shareholders of your fund approved MFS Investment Management® as the fund’s new investment advisor, effective at the close of business on June 29, 2007. In connection with the appointment of MFS, the name of your fund changed to MFS® High Yield Municipal Trust. The enclosed semiannual report contains information for the period ended May 31, 2007. Because this is prior to the name change, the fund is referred to in the report by its old name. Also, unless otherwise noted, the report refers to the fund’s management, investments, policies and procedures, and other characteristics as they existed prior to June 29, 2007, when MFS assumed administrative, financial reporting, compliance, and other responsibilities for the fund. Your fund’s investment objectives and principal investment strategies will remain the same; however, the fund will be managed by a new portfolio management team. The fund’s new portfolio managers are Geoffrey L. Schechter, who has been employed in the investment management area of MFS since 1993, and Gary A. Lasman, who has been employed in the investment management area of MFS since 2002. Prior to 2002, Mr. Lasman was employed as a Senior Municipal Analyst for the Liberty Funds Group.

I want to thank you for trusting us to manage your money and would like to take this opportunity to introduce you to our management approach.

At MFS we have a long tradition of investment management. For more than 80 years we have applied a consistent, bottom-up, research-driven method to security selection with a top-down approach to risk management.

In 1932 MFS became one of the first investment management firms in the United States to establish its own in-house research department. Today, this department has evolved into a global research team providing on-the-ground coverage in the more than 60 countries where our portfolios invest. Our team approach extends across asset classes and contributes to our culture of collaboration, which has been crucial in supporting the free and open exchange of ideas while ensuring the highest standards of accountability.

When working with MFS, you can count on us to continue to provide securities analysis that is research driven, globally integrated, and disciplined.

We look forward to helping you reach your investing goals.

Respectfully,

Robert J. Manning

Chief Executive Officer, President, and Chief Investment Officer

MFS Investment Management

July 12, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Investment Portfolio – Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds – 150.8%

		Par ($)	Value ($)
Education – 2.2%
Education – 1.0%
MI Southfield Economic Development Corp.	Lawrence University, Series 1998 A, 5.400% 02/01/18	750,000	761,257

PA Higher Education Facilities Authority	Philadelphia University, Series 2004 A, 5.125% 06/01/25	570,000	582,603

WV University	Series 2000 A, Insured: AMBAC (a) 04/01/25	750,000	335,625

	Education Total		1,679,485

Prep School – 1.2%
CA Statewide Communities Development Authority	Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28 (b)	1,060,000	1,094,779

IL Finance Authority	Chicago Charter School Foundation, Series 2007, 5.000% 12/01/26	500,000	510,620

MI Summit Academy North	Series 2005, 5.500% 11/01/35	250,000	251,657

	Prep School Total		1,857,056

Education Total			3,536,541

Health Care – 44.5%
Continuing Care Retirement – 20.8%
CA La Verne	Brethren Hillcrest Homes, Series 2003 B, 6.625% 02/15/25	525,000	571,079

CO Health Facilities Authority	Christian Living Communities, Series 2006 A, 5.750% 01/01/37	500,000	518,790
	Covenant Retirement Communities, Inc., Series 2005, 5.000% 12/01/35	1,100,000	1,106,050

CT Development Authority	Elim Park Baptist Home, Inc., Series 2003, 5.850% 12/01/33	430,000	456,574

FL Lee County Industrial Development Authority	Shell Point Village, Series 2007, 5.000% 11/15/29	675,000	674,986

FL St. John’s County Industrial Development Authority	Glenmoor at St. John’s, Inc., Series 2006 A, 5.250% 01/01/26	500,000	504,735
	Ponte Vedra, Inc., Series 2007, 5.000% 02/15/27	200,000	201,824

GA Fulton County	Canterbury Court, Series 2004 A, 6.125% 02/15/26	500,000	527,355
	Lenbrook Project, Series 2006 A, 5.000% 07/01/29	1,500,000	1,486,095

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
GA Savannah Economic Development Authority	Marshes of Skidaway, Series 2003 A, 7.400% 01/01/34	350,000	368,879

IA Finance Authority	Deerfield Retirement Community, Inc., Series 2007 A, 5.500% 11/15/27	225,000	229,109

IL Finance Authority	Lutheran Senior Services, Series 2006, 5.125% 02/01/26	875,000	905,634
	Washington & Jane Smith Community:
	Series 2003 A, 7.000% 11/15/32	525,000	568,701
	Series 2005 A, 6.250% 11/15/35	1,000,000	1,053,530

IN Health & Educational Facilities Financing Authority	Baptist Homes of Indiana, Inc., Series 2005, 5.250% 11/15/35	750,000	772,687

MA Boston Industrial Development Financing Authority	Springhouse, Inc., Series 1998, 5.875% 07/01/20	235,000	239,308

MA Development Finance Agency	Loomis House, Inc.:
	Series 1999 A, 5.625% 07/01/15	250,000	254,310
	Series 2002 A, 6.900% 03/01/32	125,000	136,508

MD Health & Higher Educational Facilities Authority	King Farm Presbyterian Community, Series 2007 A, 5.250% 01/01/27	260,000	265,086

MD Howard County	Columbia Vantage House Corp., Series 2007 A, 5.250% 04/01/33	200,000	202,976

MD Westminster Economic Development Authority	Carroll Lutheran Village, Inc., Series 2004 A, 6.250% 05/01/34	500,000	525,255

MI Kentwood Economic Development Corp.	Holland Home, Series 2006 A, 5.375% 11/15/36	750,000	763,050

MI Meridian Economic Development Corp.	Burcham Hills Retirement Center II, Series 2007 A-1, 5.250% 07/01/26	250,000	250,033

MO Cole County Industrial Development Authority	St. John’s Lutheran Service, Series 2004, 5.500% 02/01/35	750,000	785,257

MT Facility Finance Authority	St. John’s Lutheran Ministries, Inc., Series 2006 A, 6.125% 05/15/36	300,000	312,084

NC Medical Care Commission	United Methodist Retirement Home, Inc., Series 2005 C, 5.250% 10/01/24	500,000	507,370

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
NH Higher Educational & Health Facilities Authority	Rivermead at Peterborough, Series 1998, 5.750% 07/01/28	1,100,000	1,112,573

NJ Economic Development Authority	Lions Gate, Series 2005 A: 5.750% 01/01/25	400,000	413,608
	5.875% 01/01/37	300,000	309,819
	Lutheran Social Ministries, Series 2005, 5.100% 06/01/27	325,000	326,537
	Marcus L. Ward Home, Series 2004, 5.750% 11/01/24	500,000	532,855
	Seabrook Village, Inc., Series 2006: 5.250% 11/15/26	500,000	508,210
	5.250% 11/15/36	500,000	504,840

OR Multnomah County Hospital Facilities Authority	Terwilliger Plaza, Series 2006 A, 5.250% 12/01/36	250,000	253,675

PA Bucks County Industrial Development Authority	Ann’s Choice, Inc., Series 2005 A: 6.125% 01/01/25	500,000	528,005
	6.250% 01/01/35	250,000	263,450

PA Chartiers Valley Industrial & Commercial Development Authority	Asbury Health Center, Series 1999, 6.375% 12/01/24	1,000,000	1,044,940
	Friendship Village of South Hills, Series 2003 A, 5.750% 08/15/20	1,000,000	1,016,840

PA Delaware County Authority	Dunwoody Village, Series 2003 A, 5.375% 04/01/17	400,000	420,856

PA Montgomery County Industrial Development Authority	Whitemarsh Continuing Care Retirement Community, Series 2005: 6.125% 02/01/28	150,000	158,271
	6.250% 02/01/35	600,000	632,352

PA Westmoreland County Industrial Development Authority	Redstone Highlands, Series 2005 A: 5.750% 01/01/26	1,250,000	1,304,037
	5.875% 01/01/32	600,000	628,542

SC Jobs Economic Development Authority	Wesley Commons, Series 2006: 5.125% 10/01/26	400,000	401,588
	5.300% 10/01/36	200,000	201,888

TN Johnson City Health & Educational Facilities Authority	Appalachian Christian Village, Series 2004 A, 6.250% 02/15/32	250,000	261,353

TN Metropolitan Government Nashville & Davidson County	Blakeford at Green Hills, Series 1998, 5.650% 07/01/24	575,000	578,829

TN Shelby County Health Educational & Housing Facilities Board	Germantown Village, Series 2003 A, 7.250% 12/01/34	300,000	306,042

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Continuing Care Retirement (continued)
	Trezevant Manor, Series 2006 A: 5.625% 09/01/26	500,000	508,780
	5.750% 09/01/37	400,000	408,000

TX Abilene Health Facilities Development Corp.	Sears Methodist Retirement Center: Series 1998 A, 5.900% 11/15/25	750,000	757,867
	Series 2003 A, 7.000% 11/15/33	200,000	215,804

TX Health Facilities Development Corp. of Central Texas, Inc.	Legacy at Willow Bend, Series 2006 A, 5.750% 11/01/36	600,000	618,864
	Village at Gleannloch Farms, Series 2006 A, 5.500% 02/15/27	400,000	409,932

TX Houston Health Facilities Development Corp.	Buckingham Senior Living Community, Inc., Series 2004 A, 7.000% 02/15/26	500,000	552,995

TX Tarrant County Cultural Education Facilities	Northwest Senior Housing-Edgemere, Series 2006 A, 6.000% 11/15/36	500,000	529,535

VA Fairfax County Economic Development Authority	Goodwin House Inc., Series 2007, 5.125% 10/01/37	500,000	507,785

VA Suffolk Industrial Development Authority	Lake Prince Center, Series 2006, 5.300% 09/01/31	250,000	253,388

VA Virginia Beach Development Authority	Westminster-Canterbury of Hampton, Series 2005, 5.250% 11/01/26	450,000	460,413

WI Health & Educational Facilities Authority	Clement Manor, Series 1998, 5.750% 08/15/24	1,000,000	1,013,270
	Eastcastle Place, Inc., Series 2004, 6.125% 12/01/34	300,000	305,460
	Milwaukee Catholic Home, Series 2006, 5.000% 07/01/26	250,000	254,005
	Three Pillars Senior Living Communities, Series 2003, 5.750% 08/15/26	500,000	525,190
	United Lutheran Program for the Aging, Series 1998, 5.700% 03/01/28	750,000	756,727

	Continuing Care Retirement Total		33,974,390

Health Services – 2.7%
CO Health Facilities Authority	National Jewish Medical & Research Center, Series 1998:
	5.375% 01/01/16	1,500,000	1,515,945
	5.375% 01/01/23	340,000	342,179

MA Development Finance Agency	Boston Biomedical Research Institute, Series 1999, 5.650% 02/01/19	620,000	642,413

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Health Services (continued)
MA Health & Educational Facilities Authority	Civic Investments, Inc., Series 2002 A, 9.000% 12/15/15	750,000	905,010

MN Minneapolis & St. Paul Housing & Redevelopment Authority	Healthpartners, Series 2003, 5.625% 12/01/22	200,000	210,488

WI Health & Educational Facilities Authority	Blood Center Southeastern Wisconsin, Series 2004, 5.750% 06/01/34	750,000	806,693

	Health Services Total		4,422,728

Hospitals – 14.6%
AR Conway Health Facilities Board	Conway Regional Medical Center:
	Series 1999 A, 6.400% 08/01/29	350,000	370,017
	Series 1999 B, 6.400% 08/01/29	850,000	898,611

AR Washington County	Washington Regional Medical Center, Series 2005 B, 5.000% 02/01/30	600,000	606,816

CA Turlock	Emanuel Medical Center, Inc., Series 2004, 5.375% 10/15/34	1,000,000	1,034,030

CO Health Facilities Authority	Parkview Medical Center, Series 2004, 5.000% 09/01/25	550,000	557,023
	Vail Valley Medical Center, Series 2004, 5.000% 01/15/20	500,000	508,210

FL South Lake County Hospital District	South Lake Hospital, Inc., Series 2003, 6.375% 10/01/34	250,000	273,405

FL West Orange Health Care District	Series 2001 A, 5.650% 02/01/22	400,000	417,272

IL Health Facilities Authority	Thorek Hospital & Medical Center, Series 1998, 5.375% 08/15/28	500,000	508,780

IL Southwestern Development Authority	Anderson Hospital: Series 1999: 5.375% 08/15/15	500,000	512,525
	5.500% 08/15/20	550,000	563,343
	Series 2006, 5.125% 08/15/26	500,000	510,120

IN Health Facility Financing Authority	Community Foundation of Northwest Indiana, Inc., Series 2004 A, 6.000% 03/01/34	425,000	453,360

KS Salina Hospital Revenue	Salina Regional Health Center, Inc., Series 2005 A, 4.625% 10/01/31	400,000	383,616

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
KS University Hospital Authority	Series 2006, 4.500% 09/01/32	250,000	238,723

LA Public Facilities Authority	Touro Infirmary, Series 1999 A: 5.500% 08/15/19	250,000	255,048
	5.625% 08/15/29	525,000	537,684

MA Health & Educational Facilities Authority	Jordan Hospital, Series 2003 E, 6.750% 10/01/33	250,000	273,620
	Milford-Whitinsville Regional Hospital, Series 1998 C, 5.250% 07/15/18	500,000	507,435

MD Health & Higher Educational Facilities Authority	Adventist Health Care, Series 2003 A: 5.000% 01/01/16	365,000	370,917
	5.750% 01/01/25	400,000	423,064

MI Dickinson County	Dickinson County Health Care System, Series 1999, 5.700% 11/01/18	770,000	788,957

MI Hospital Finance Authority	Garden City Hospital, Series 2007, 5.000% 08/15/38	500,000	486,865

MN St. Paul Housing & Redevelopment Authority	HealthEast, Inc., Series 2001 A, 5.700% 11/01/15	2,000,000	2,049,800

MN St. Paul Port Authority	Regions Hospital, Series 2007 1, 5.000% 08/01/36	700,000	691,481

MO Cape Girardeau County Industrial Development Authority	Southeast Missouri Hospital Association, Series 2003, 5.000% 06/01/27	725,000	734,686

MO Saline County Industrial Development Authority	John Fitzgibbon Memorial Hospital, Series 2005, 5.625% 12/01/35	985,000	994,387

NH Higher Educational & Health Facilities Authority	Catholic Medical Center, Series 2002 A, 6.125% 07/01/32	25,000	26,832
	Littleton Hospital Association, Inc.:
	Series 1998 A,: 5.900% 05/01/18	500,000	511,730
	6.000% 05/01/28	625,000	640,319
	Series 1998 B, 5.900% 05/01/28	675,000	689,742
	The Memorial Hospital at North Conway, Series 2006, 5.250% 06/01/21	530,000	546,483

NY Dormitory Authority	Mount Sinai Hospital:
	Series 2000 C, 5.500% 07/01/26	575,000	582,141
	Series 2000, 5.500% 07/01/26	175,000	177,657

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Hospitals (continued)
OH Highland County Joint Township	Series 1999, 6.750% 12/01/29	685,000	713,126

OH Lakewood Hospital Improvement District	Lakewood Hospital Association, Series 2003, 5.500% 02/15/14	400,000	422,788

OH Miami County Hospital Facilities Authority	Upper Valley Medical Center, Inc., Series 2006, 5.250% 05/15/18	300,000	313,950

OH Sandusky County	Memorial Hospital, Series 1998, 5.150% 01/01/08	270,000	270,327

SC Lexington County Health Services	Lexington Medical Center, Series 2003, 5.500% 11/01/23	750,000	785,835

SD Health & Educational Facilities Authority	Sioux Valley Hospital & Health System, Series 2004 A, 5.250% 11/01/34	525,000	546,887

VT Educational & Health Buildings Finance Agency	Brattleboro Memorial Hospital, Series 1998, 5.375% 03/01/28	500,000	500,610

WI Health & Educational Facilities Authority	Aurora Health Care, Inc., Series 2003, 6.400% 04/15/33	350,000	384,982
	Fort Health Care, Inc., Series 2004, 6.100% 05/01/34	750,000	823,605

	Hospitals Total		23,886,809

Intermediate Care Facilities – 0.7%
IN Health Facilities Financing Authority	Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	1,030,000	1,058,819

	Intermediate Care Facilities Total		1,058,819

Nursing Homes – 5.7%
AK Juneau	St. Ann’s Care Center, Inc., Series 1999, 6.875% 12/01/25	950,000	947,530
CO Health Facilities Authority	American Housing Foundation I, Inc., Series 2003 A, 8.500% 12/01/31	530,000	560,586
	Evangelical Lutheran Good Samaritan Foundation, Series 2005, 5.000% 06/01/35	250,000	251,983

Greystone Midwest Junior Lien	7.148% 08/01/36 (c)	812,734	728,925

IA Finance Authority	Care Initiatives, Series 1998 B: 5.750% 07/01/18	550,000	566,648
	5.750% 07/01/28	1,475,000	1,509,028

KY Economic Development Finance Authority	Series 2003, 6.500% 01/01/09 (d)
	(8.500% 01/01/29)	395,000	443,755

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Health Care (continued)
Nursing Homes (continued)
MA Development Finance Agency	AHF/Woodlawn Manor, Inc.:
	Series 2000 A, 7.750% 12/01/27 (e)	364,000	145,600
	Series 2000 B, 10.250% 06/01/27 (c)(e)	113,186	3,396
	Alliance Health Care Facilities, Series 1999 A, 7.100% 07/01/32	1,105,000	1,127,520

MA Industrial Finance Agency	GF/Massachusetts, Inc., Series 1994, 8.300% 07/01/23	830,000	809,848

MN Sartell	Foundation for Health Care, Series 1999 A, 6.625% 09/01/29	1,025,000	1,054,284

NJ Economic Development Authority	Hebrew Old Age Center, Series 2006, 5.375% 11/01/36	350,000	354,995

NY Amherst Industrial Development Agency	Beechwood Health Care Center, Series 2007, 5.200% 01/01/40	250,000	250,420

WI Health & Educational Facilities Authority	Series 2003 A, 8.500% 11/01/33	600,000	605,238

	Nursing Homes Total		9,359,756

Health Care Total			72,702,502

Housing – 13.5%
Assisted Living/Senior – 3.8%
DE Kent County	Heritage at Dover, Series 1999, AMT, 7.625% 01/01/30	1,160,000	1,132,496

GA Columbus Housing Authority	The Gardens at Calvary Project, Series 1999, 7.000% 11/15/19	470,000	464,604

GA Jefferson Development Authority	Sumner Smith Facility, Series 2007 A, AMT, 5.875% 08/01/38	500,000	498,890

MN Rochester	Madonna Meadows, Series 2007 A, 5.300% 04/01/37	550,000	545,881

MN Roseville	Care Institute, Inc., Series 1993, 7.750% 11/01/23	1,630,000	1,442,876

NC Medical Care Commission	DePaul Community Facilities, Inc., Series 1999, 7.625% 11/01/29	1,000,000	1,043,560

NY Huntington Housing Authority	Gurwin Jewish Senior Center, Series 1999 A: 5.875% 05/01/19	420,000	432,121
	6.000% 05/01/29	650,000	670,443

	Assisted Living/Senior Total		6,230,871

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Multi-Family – 7.4%
DC Housing Finance Agency	Henson Ridge, Series 2004 E, AMT, Insured: FHA 5.100% 06/01/37	655,000	663,705

DE Wilmington	Electra Arms Senior Association, Series 1998, AMT, 6.250% 06/01/28	890,000	879,747

FL Broward County Housing Finance Authority	Chaves Lake Apartments Ltd., Series 2000 A, AMT, 7.500% 07/01/40	500,000	528,490

FL Capital Trust Agency	Atlantic Housing Foundation, Inc., Series 2005 C, 5.875% 01/01/28	660,000	686,974

FL Clay County Housing Finance Authority	Breckenridge Commons Ltd., Series 2000 A, AMT, 7.450% 07/01/40	500,000	525,785

MA Housing Finance Agency	Series 2005 E, AMT, 5.000% 12/01/28	500,000	507,810

MN Minneapolis Student Housing	Riverton Community Housing, Inc., Series 2006 A, 5.700% 08/01/40	500,000	503,050

MN Washington County Housing & Redevelopment Authority	Cottages of Aspen, Series 1992, AMT, 9.250% 06/01/22	930,000	931,600

MN White Bear Lake	Birch Lake Townhomes:
	Series 1989 A, AMT, 10.250% 07/15/19	1,770,000	1,678,845
	Series 1989 B, AMT, (a) 07/15/19	622,000	174,993

NC Durham Housing Authority	Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	1,000,000	990,980

NC Medical Care Commission	ARC Project, Series 2004 A, 5.800% 10/01/34	800,000	859,688

NM Mortgage Finance Authority	Series 2005 E, AMT, Insured: FHA 4.800% 09/01/40	500,000	485,410

NY New York City Housing Development Corp.	Series 2005 F-1, 4.650% 11/01/25	750,000	758,310

OH Montgomery County	Heartland of Centerville LLC, Series 2005, AMT, Insured: FHLMC 4.950% 11/01/35	250,000	251,837

Resolution Trust Corp.	Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16 (f)	455,481	451,687

TX El Paso County Housing Finance Corp.	American Village Communities: Series 2000 C, 8.000% 12/01/32	295,000	303,818

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Housing (continued)
Multi-Family (continued)
	Series 2000 D, 10.000% 12/01/32	300,000	314,319

WA Seattle Housing Authority	High Rise Rehabilitation Phase I LP, Series 2005, AMT, Insured: FSA 5.000% 11/01/25	500,000	503,735

	Multi-Family Total		12,000,783

Single-Family – 2.3%
KY Kentucky County	Series 1987 A, AMT, Insured: MBIA 9.000% 09/01/16	5,000	5,014

MA Housing Finance Agency	Series 2005 B, 5.000% 06/01/30	500,000	510,355

MN Minneapolis St. Paul Housing Finance Board	Series 2006, AMT, Guarantor: GNMA 5.000% 12/01/38	746,073	748,624

ND Housing Finance Agency	Series 2006 A, AMT, 4.850% 07/01/21	500,000	504,175

OK Housing Finance Agency	Series 2006 C, AMT, Guarantor: GNMA 4.900% 09/01/21	1,000,000	1,011,430

PA Pittsburgh Urban Redevelopment Authority	Series 2006 C, Guarantor: GNMA 4.800% 04/01/28	1,000,000	997,330

	Single-Family Total		3,776,928

Housing Total			22,008,582

Industrials – 8.6%
Chemicals – 0.3%
TX Brazos River Harbor Navigation District	Dow Chemical Co., Series 2002 B-2, 4.950% 05/15/33	400,000	402,504

	Chemicals Total		402,504

Food Products – 1.3%
GA Cartersville Development Authority	Anheuser Busch Companies, Inc., Series 2002, AMT, 5.950% 02/01/32	1,000,000	1,069,730

MI Strategic Fund	Imperial Holly Corp., Series 1998 A, 6.250% 11/01/15	1,000,000	1,028,250

	Food Products Total		2,097,980

Forest Products & Paper – 2.3%
AL Camden Industrial Development Board	Weyerhaeuser Co., Series 2003 B, AMT, 6.375% 12/01/24	400,000	436,804

AL Courtland Industrial Development Board	Series 1999, AMT, 6.000% 08/01/29	1,000,000	1,033,360

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Forest Products & Paper (continued)
AL Phenix City Industrial Development Board	Meadwestvaco Corp., Series 2002 A, AMT, 6.350% 05/15/35	400,000	426,808

GA Rockdale County Development Authority	Visy Paper, Inc., Series 1993, AMT, 7.500% 01/01/26	800,000	800,536

MS Lowndes County	Weyerhaeuser Co., Series 1992 B, 6.700% 04/01/22	595,000	714,637

VA Bedford County Industrial Development Authority	Nekoosa Packaging Corp., Series 1998, AMT, 5.600% 12/01/25	400,000	403,892

	Forest Products & Paper Total		3,816,037

Manufacturing – 0.7%
IL Will-Kankakee Regional Development Authority	Flanders Corp., Series 1997, AMT, 6.500% 12/15/17	700,000	710,738

MS Business Finance Corp.	Northrop Grumman Ship Systems, Inc., Series 2006, 4.550% 12/01/28	500,000	492,315

	Manufacturing Total		1,203,053

Metals & Mining – 0.4%
NV Department of Business & Industry	Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT, 8.000% 09/01/14 (f)	190,000	197,115

VA Greensville County Industrial Development Authority	Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT, 7.000% 04/01/14	490,000	489,672

	Metals & Mining Total		686,787

Oil & Gas – 2.9%
NJ Middlesex County Pollution Control Authority	Amerada Hess Corp., Series 2004, 6.050% 09/15/34	115,000	123,963

NV Clark County Industrial Development Authority	Southwest Gas Corp., Series 2005 A, AMT, Insured: AMBAC 4.850% 10/01/35	3,000,000	3,013,710

TX Gulf Coast Industrial Development Authority	Citgo Petroleum, Series 1998, AMT, 8.000% 04/01/28	375,000	425,696

VI Virgin Islands Public Finance Authority	Hovensa LLC: Series 2003, AMT, 6.125% 07/01/22	425,000	463,199
	Series 2004, AMT, 5.875% 07/01/22	400,000	431,768

VI Virgin Islands	Hovensa LLC, Series 2002, AMT, 6.500% 07/01/21	250,000	279,993

	Oil & Gas Total		4,738,329

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Industrials (continued)
Other Industrial Development Bonds – 0.7%
NJ Economic Development Authority	GMT Realty LLC, Series 2006 B, AMT, 6.875% 01/01/37	1,000,000	1,085,100

	Other Industrial Development Bonds Total		1,085,100

Industrials Total			14,029,790

Other – 20.3%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank	Series 2006 B, 5.000% 12/01/15	400,000	422,444

	Other Total		422,444

Pool/Bond Bank – 0.8%
MI Municipal Bond Authority	Series 2001 A, Insured: AMBAC 5.375% 11/01/17	550,000	582,835

OH Summit County Port Authority	Twinsburg Township, Series 2005 D, 5.125% 05/15/25	655,000	663,954

	Pool/Bond Bank Total		1,246,789

Refunded/Escrowed(g) – 17.3%
CA Golden State Tobacco Securitization Corp.	Series 2003 A-1, Pre-refunded 06/01/13, 6.250% 06/01/33	1,600,000	1,751,120
	Series 2003 B, Pre-refunded 06/01/13, 5.500% 06/01/43	500,000	542,990

CA Lincoln Community Facilities District No. 2003-1	Series 2004, Pre-refunded 09/01/13, 5.550% 09/01/18	450,000	499,135

CA Orange County Community Facilities District	Ladera Ranch, Series 1999 A, Pre-refunded 08/15/09, 6.500% 08/15/21	1,000,000	1,076,000

CA Statewide Communities Development Authority	Eskaton Village – Grass Valley, Series 2000, Pre-refunded 11/15/10, 8.250% 11/15/31	725,000	826,732

CO E-470 Public Highway Authority	Series 2000 B, Pre-refunded 09/01/10, (a) 09/01/35	8,750,000	1,176,000

CO Health Facilities Authority	Volunteers of America Care Facilities, Series 1998 A: Escrowed to Maturity, 5.450% 07/01/08	90,000	90,657
	Pre-refunded 07/01/08, 5.750% 07/01/20	700,000	728,161

FL Capital Projects Finance Authority	Glenridge on Palmer Ranch, Series 2002 A, Pre-refunded 06/01/12, 8.000% 06/01/32	500,000	589,635

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(g) (continued)
FL Lee County Industrial Development Authority	Shell Point Village, Series 1999 A, Pre-refunded 11/15/09, 5.500% 11/15/29	400,000	419,536

FL Orange County Health Facilities Authority	Orlando Regional Health Care System, Series 2002, Pre-refunded 12/01/12, 5.750% 12/01/32	150,000	162,999

GA Forsyth County Hospital Authority	Georgia Baptist Health Care System, Series 1998, Escrowed to Maturity, 6.000% 10/01/08	330,000	335,148

IA Finance Authority	Care Initiatives, Series 1996, Pre-refunded 07/01/11, 9.250% 07/01/25	955,000	1,150,641

ID Health Facilities Authority	IHC Hospitals, Inc., Series 1992, Escrowed to Maturity, 6.650% 02/15/21	2,750,000	3,442,505

IL Health Facilities Authority	Lutheran Senior Ministries, Series 2001 A, Pre-refunded 08/15/11, 7.375% 08/15/31	650,000	739,999
	Swedish American Hospital, Series 2000, Pre-refunded 05/15/10, 6.875% 11/15/30	500,000	540,720

IL Metropolitan Pier & Exposition Authority	McCormick Place Expansion, Series 1993 A, Escrowed to Maturity, Insured: FGIC (a) 06/15/14	1,010,000	758,500

IL University of Illinois	Series 2001 A, Pre-refunded 08/15/11, Insured: AMBAC 5.500% 08/15/17	600,000	637,464

KS Manhattan	Meadowlark Hills Retirement Home, Series 1999 A, Pre-refunded 05/15/09, 6.375% 05/15/20	250,000	264,363

MA Development Finance Agency	Western New England College, Series 2002, Pre-refunded 12/01/12, 6.125% 12/01/32	200,000	222,720

MA Health & Educational Facilities Authority	Milford-Whitinsville Regional Hospital, Series 2002 D, Pre-refunded 07/15/12, 6.350% 07/15/32	250,000	278,502

MN Carlton	Inter-Faith Social Services, Inc., Series 2000, Pre-refunded 04/01/10, 7.500% 04/01/19	250,000	273,932

NH Health & Educational Facilities Authority	Catholic Medical Center, Series 2002 A, Pre-refunded 7/01/12, 6.125% 07/01/32	175,000	192,952

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(g) (continued)
NJ Economic Development Authority	Seabrook Village, Inc., Series 2000 A, Pre-refunded 11/15/10, 8.250% 11/15/30	700,000	801,164

NJ Tobacco Settlement Financing Corp.	Series 2003, Pre-refunded 06/01/13, 6.750% 06/01/39	1,000,000	1,150,010

NM Red River Sports Facility	Red River Ski Area, Series 1998, Escrowed to Maturity, 6.450% 06/01/07	185,000	185,000

NV Henderson	St. Rose Dominican Hospital, Series 1998 A, Pre-refunded 07/01/08, 5.375% 07/01/26	500,000	512,952

NY Convention Center Operating Corp.	Yale Building Project, Series 2003, Escrowed to Maturity, (a) 06/01/08	1,000,000	963,650

NY Dormitory Authority	North Shore-Long Island Jewish Medical Center, Series 2003, Pre-refunded 05/01/13, 5.500% 05/01/33	200,000	216,536

NY New York	Series 1998 H, Escrowed to Maturity, Insured: MBIA 5.125% 08/01/25	185,000	189,853

PA Delaware County Authority	Mercy Health Corp., Series 1996, Escrowed to Maturity: 6.000% 12/15/16	1,400,000	1,477,294
	6.000% 12/15/26	500,000	527,605

PA Lancaster Industrial Development Authority	Garden Spot Village, Series 2000 A, Pre-refunded 05/01/10, 7.625% 05/01/31	325,000	361,124

PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	80,000	98,098

TN Shelby County Health, Educational & Housing Facilities Board	Open Arms Development Centers: Series 1992 A, Pre-refunded 08/01/07, 9.750% 08/01/19	420,000	443,789
	Series 1992 C, Pre-refunded 08/01/07, 9.750% 08/01/19	425,000	449,072

TX Board of Regents	University of Texas, Series 2001 B, Escrowed to Maturity, 5.375% 08/15/18	350,000	370,174
TX Tyler Health Facilities Development Corp.	Mother Frances Hospital, Series 2001, Pre-refunded 07/01/12, 6.000% 07/01/31	750,000	816,195

VT Educational & Health Buildings Financing Agency	Norwich University, Series 1998, Pre-refunded 07/01/08, 5.500% 07/01/21	1,000,000	1,027,980

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other (continued)
Refunded/Escrowed(g) (continued)
WI Health & Educational Facilities Authority	Attic Angel Obligated Group, Series 1998, Pre-refunded 11/17/08, 5.750% 11/15/27	875,000	913,710
	Wheaton Franciscan Services, Series 2002, Pre-refunded 02/15/12, 5.750% 08/15/30	450,000	488,592

WV Hospital Finance Authority	Charleston Area Medical Center, Series 2000, Pre-refunded 09/01/10, 6.750% 09/01/30	605,000	662,638

	Refunded/Escrowed Total		28,355,847

Tobacco – 2.0%
CA County Tobacco Securitization Agency	Series 2006, (a) 06/01/46	3,500,000	293,615

CA Golden State Tobacco Securitization Corp.	Series 2007 A-1, 5.750% 06/01/47	1,000,000	1,058,060

CA Tobacco Securitization Authority	San Diego County Tobacco, Series 2006, (a) 06/01/46	6,000,000	573,840

NJ Tobacco Settlement Financing Corp.	Series 2007 1C, (a) 06/01/41	2,500,000	363,225

NY Nassau County Tobacco Settlement Corp.	Series 2006, (a) 06/01/60	10,000,000	367,600

WA Tobacco Settlement Authority	Series 2002, 6.625% 06/01/32	500,000	556,050

	Tobacco Total		3,212,390

Other Total			33,237,470

Other Revenue – 4.7%
Hotels – 1.5%
MD Economic Development Corp.	Chesapeake Bay Conference Center, Series 2006 A, 5.000% 12/01/31	750,000	751,680

NJ Middlesex County Improvement Authority	Heldrich Associates LLC: Series 2005 B, 6.250% 01/01/37	1,000,000	1,054,750
	Series 2005 C, 8.750% 01/01/37	600,000	606,852

	Hotels Total		2,413,282

Recreation – 2.2%
CA Agua Caliente Band Cahuilla Indians	Series 2003, 5.600% 07/01/13(f)	775,000	807,131

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other Revenue (continued)
Recreation (continued)
CA Cabazon Band Mission Indians	Series 2004: 8.375% 10/01/15(f)	190,000	200,062
	8.750% 10/01/19(f)	720,000	757,750

CT Mashantucket Western Pequot	Series 1999 B, (a) 09/01/18(f)	1,100,000	616,264

CT Mohegan Tribe Gaming Authority	Series 2001, 6.250% 01/01/31(f)	200,000	211,636

NY Liberty Development Corp.	National Sports Museum, Series 2006 A, 6.125% 02/15/19(f)	400,000	416,776

OR Cow Creek Band Umpqua Tribe of Indians	Series 2006 C, 5.625% 10/01/26(f)	650,000	659,750

	Recreation Total		3,669,369

Retail – 1.0%
LA Beauregard Parish	Office Max, Series 2002, 6.800% 02/01/27	1,000,000	1,108,310

OH Lake County	North Madison Properties, Series 1993, 8.819% 09/01/11	495,000	496,525

	Retail Total		1,604,835

Other Revenue Total			7,687,486

Resource Recovery – 2.1%
Disposal – 0.8%
CA Pollution Control Financing Authority	Republic Services, Inc., Series 2002 C, AMT, 5.250% 06/01/23	500,000	525,125

UT Carbon County	Laidlaw Environmental: Series 1995 A, AMT, 7.500% 02/01/10	250,000	250,725
	Series 1997 A, AMT, 7.450% 07/01/17	500,000	510,995

	Disposal Total		1,286,845

Resource Recovery – 1.3%
MA Industrial Finance Agency	Ogden Haverhill Associates, Series 1998 A, AMT, 5.500% 12/01/13	1,000,000	1,034,240

PA Delaware County Industrial Development Authority	American REF-Fuel Co., Series 1997 A, 6.200% 07/01/19	1,000,000	1,029,360

	Resource Recovery Total		2,063,600

Resource Recovery Total			3,350,445

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed – 29.4%
Local Appropriated – 1.7%
CA Compton	Civic Center & Capital Improvements, Series 1997 A, 5.500% 09/01/15	1,000,000	1,023,050

SC Dorchester County School District No. 2	Series 2004, 5.250% 12/01/29	500,000	524,945

SC Laurens County School District No. 55	Series 2005, 5.250% 12/01/30	700,000	734,727

SC Newberry County School District	Series 2005, 5.000% 12/01/30	400,000	410,020

	Local Appropriated Total		2,692,742

Local General Obligations – 6.6%
CO Northwest Metropolitan District No. 3	Series 2005, 6.250% 12/01/35	500,000	528,285

LA New Orleans	Series 1991, Insured: AMBAC (a) 09/01/15	4,000,000	2,812,080

NJ Bergen County Improvement Authority	Series 2005, 5.000% 11/15/24	1,000,000	1,093,050

NY New York	Series 1998 H, Insured: MBIA 5.125% 08/01/25	4,815,000	4,920,304

TX Dallas County Flood Control District	Series 2002, 7.250% 04/01/32	750,000	796,920

TX Irving Independent School District	Series 1997 A, Guarantor: PSFG (a) 02/15/16	1,000,000	691,600

	Local General Obligations Total		10,842,239

Special Non-Property Tax – 10.1%
CA San Diego Redevelopment Agency	Series 2001, Insured: FSA (a) 09/01/18	1,015,000	624,996

IL Bolingbrook	Sales Tax Revenue, Series 2005, (a) 01/01/24 (d) (6.250% 01/01/08)	500,000	499,750

IL Metropolitan Pier & Exposition Authority	McCormick Place Expansion: Series 1994 A, Insured: MBIA (a) 06/15/15	3,000,000	2,141,970
	Series 1996 A, Insured: MBIA (a) 12/15/13	5,000,000	3,832,100
	Series 2002 A, Insured: FGIC (a) 06/15/14	3,990,000	2,986,116

KS Wyandotte County	Series 2005 B, 5.000% 12/01/20	225,000	232,713

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Non-Property Tax (continued)
	Series 2006, 4.875% 10/01/28	595,000	589,818

NJ Economic Development Authority	Cigarette Tax, Series 2004: 5.500% 06/15/31	120,000	126,451
	5.750% 06/15/29	500,000	537,120

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2003 AA, Insured: MBIA 5.500% 07/01/18	375,000	422,441

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2005 C, Insured: AMBAC 5.500% 07/01/24	4,000,000	4,586,960

	Special Non-Property Tax Total		16,580,435

Special Property Tax – 9.5%
CA Huntington Beach Community Facilities District	Series 2001-1, 6.450% 09/01/31	500,000	534,020

CA Oakdale Public Financing Authority	Central City Redevelopment Project, Series 2004, 5.375% 06/01/33	1,125,000	1,173,937

CA Orange County Improvement Bond Act 1915	Phase IV, No. 01-1-B, Series 2003, 5.750% 09/02/33	500,000	515,565

CA Redwood City Community Facilities District No. 1	Series 2003 B, 6.000% 09/01/33	300,000	311,973

CA Temecula Valley Unified School District No. 1	Series 2003, 6.125% 09/01/33	355,000	362,753

CA Yorba Linda Redevelopment Agency	Series 1998 A, Insured: MBIA (a) 09/01/24	1,325,000	610,798

FL Ave Maria Stewardship Community District	Series 2006 A, 5.125% 05/01/38	150,000	146,535

FL Celebration Community Development District	Series 2003 A, 6.400% 05/01/34	720,000	772,517

FL Channing Park Development District	Series 2007, 5.300% 05/01/38	400,000	385,508

FL Colonial Country Club Community Development District	Series 2003, 6.400% 05/01/33	480,000	517,555

FL Double Branch Community Development District	Series 2002 A, 6.700% 05/01/34	485,000	535,275

FL Islands at Doral Southwest Community Development District	Series 2003, 6.375% 05/01/35	245,000	265,688

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Property Tax (continued)
FL Lexington Oaks Community Development District	Series 1998 A, 6.125% 05/01/19	650,000	651,969

FL Oakmont Grove Community Development District	Series 2007 A, 5.400% 05/01/38	300,000	293,541

FL Orlando	Conroy Road Interchange, Series 1998 A: 5.500% 05/01/10	65,000	65,534
	5.800% 05/01/26	300,000	305,022

FL Sarasota National Community Development	Series 2003, 5.300% 05/01/39	800,000	778,952

FL Seven Oaks Community Development District II	Series 2004 B, 5.000% 05/01/09	650,000	648,687

FL Stoneybrook Community Development District	Series 1998 A, 6.100% 05/01/19	215,000	215,630

FL Sweetwater Creek Community Development District	Series 2007 A, 5.500% 05/01/38	200,000	199,516

FL West Villages Improvement District	Series 2006, 5.500% 05/01/37	500,000	494,185

FL Westchester Community Development District No. 1	Series 2003, 6.125% 05/01/35	275,000	288,285

FL Westridge Community Development District	Series 2005, 5.800% 05/01/37	1,000,000	1,004,120

GA Atlanta	Eastside Project, Series 2005 B, 5.400% 01/01/20	500,000	513,130

IL Annawan Tax Increment Revenue	Patriot Renewable Fuels LLC, Series 2007, 5.625% 01/01/18	350,000	347,921

IL Chicago	Pilsen Redevelopment, Series 2004 B, 6.750% 06/01/22	310,000	334,279

IL Du Page County Special Service Area No. 31	Series 2006, 5.625% 03/01/36	250,000	260,393

IL Lincolnshire Special Services Area No. 1	Sedgebrook Project, Series 2004, 6.250% 03/01/34	250,000	263,413

IL Plano Special Service Area No. 4	Series 2005 5-B, 6.000% 03/01/35	1,500,000	1,505,325

IL Volo Village Special Service Area No. 3	Series 2006-1, 6.000% 03/01/36	485,000	494,176

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Property Tax (continued)
IN Portage	Series 2006, 5.000% 01/15/27	260,000	262,642

MI Pontiac Tax Increment Finance Authority	Development Area No. 3, Series 2002, 6.375% 06/01/31	450,000	477,266

	Special Property Tax Total		15,536,110

State Appropriated – 1.2%
MI Building Authority	Series 2001 I, 5.000% 10/15/24	1,000,000	1,034,430

PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2002 E, 6.000% 08/01/26	820,000	967,387

	State Appropriated Total		2,001,817

State General Obligations – 0.3%
CA State	Series 2003, 5.250% 02/01/23	380,000	418,992

	State General Obligations Total		418,992

Tax-Backed Total			48,072,335

Transportation – 12.7%
Air Transportation – 4.3%
CA Los Angeles Regional Airports Improvement Corp.	LAXfuel Corp., Series 2001, AMT, Insured: AMBAC 5.250% 01/01/23	500,000	514,730

CO Denver City & County Airport	United Air Lines, Inc., Series 1992 A, AMT, 6.875% 10/01/32	645,000	662,854

FL Capital Trust Agency	Air Cargo-Orlando, Series 2003, AMT, 6.750% 01/01/32	350,000	375,890

IN Indianapolis Airport Authority	Fed Ex Corp., Series 2004, AMT, 5.100% 01/15/17	500,000	521,765

NC Charlotte/Douglas International Airport	US Airways, Inc.: Series 1998, AMT, 5.600% 07/01/27	250,000	254,283
	Series 2000, AMT, 7.750% 02/01/28	500,000	538,910

NJ Economic Development Authority	Continental Airlines, Inc., Series 2003, AMT, 9.000% 06/01/33	1,250,000	1,539,412

NY New York City Industrial Development Agency	JFK International Airport, American Airlines, Inc., Series 2002 B, AMT, 8.500% 08/01/28	500,000	580,835
	Terminal One Group Association LP, Series 2005, AMT, 5.500% 01/01/21	500,000	536,725

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation (continued)
Air Transportation (continued)
PA Philadelphia Authority for Industrial Development	Aero Philadelphia, Series 1999, AMT, 5.250% 01/01/09	135,000	135,459

TX Dallas-Fort Worth International Airport	American Airlines, Inc., Series 2000 A, AMT, 9.000% 05/01/29	750,000	918,562

TX Houston Industrial Development Corp.	United Parcel Service, Series 2002, AMT, 6.000% 03/01/23	495,000	520,705

	Air Transportation Total		7,100,130

Airports – 1.9%
TX Dallas Fort Worth International Airport	Series 2004 B, AMT, Insured: FSA 5.000% 11/01/25	3,000,000	3,091,680

	Airports Total		3,091,680

Ports – 2.9%
NY Port Authority of New York & New Jersey	Series 2004, AMT, Insured: FSA 5.125% 07/15/30 (h)	4,450,000	4,669,207

	Ports Total		4,669,207

Toll Facilities – 3.1%
CA San Joaquin Hills Transportation Corridor Agency	Series 1997 A, Insured: MBIA (a) 01/15/15	3,000,000	2,198,490

CO E-470 Public Highway Authority	Series 2000 B, Insured: MBIA (a) 09/01/18	3,000,000	1,847,280

CO Northwest Parkway Public Highway Authority	Series 2001 D, 7.125% 06/15/41	1,000,000	1,074,050

	Toll Facilities Total		5,119,820

Transportation – 0.5%
NV Department of Business & Industry	Las Vegas Monorail Co., Series 2000, 7.375% 01/01/40	750,000	787,080

	Transportation Total		787,080

Transportation Total			20,767,917

Utilities – 12.8%
Independent Power Producers – 2.1%
NY Port Authority of New York & New Jersey	KIAC Partners, Series 1996 IV, AMT, 6.750% 10/01/11	2,000,000	2,030,720

NY Suffolk County Industrial Development Agency	Nissequogue Cogeneration Partners Facilities, Series 1998, AMT, 5.500% 01/01/23	550,000	545,435

OR Western Generation Agency	Wauna Cogeneration Project, Series 2006 B, AMT, 5.000% 01/01/16	500,000	509,665

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Independent Power Producers (continued)
PA Carbon County Industrial Development Authority	Panther Creek Partners, Series 2000, AMT, 6.650% 05/01/10	100,000	104,271

PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities	AES Project, Series 2000, AMT, 6.625% 06/01/26	320,000	345,085

	Independent Power Producers Total		3,535,176

Investor Owned – 7.1%
AZ Pima County Industrial Development Authority	Tucson Electric Power Co., Series 1997 A, AMT, 6.100% 09/01/25	750,000	752,730

CA Chula Vista Industrial Development Authority	San Diego Gas & Electric Co., Series 1996 B, AMT, 5.500% 12/01/21	475,000	516,206

FL Polk County Industrial Development Authority	Tampa Electric Co., Series 1996, AMT, 5.850% 12/01/30	800,000	815,992

IL Bryant	Central Illinois Light Co., Series 1993, 5.900% 08/01/23	1,000,000	1,007,500

LA Calcasieu Parish Industrial Development Board	Entergy Gulf States, Inc., Series 1999, 5.450% 07/01/10	500,000	500,055

LA West Feliciana Parish	Entergy Gulf States, Inc., Series 1999 B, 6.600% 09/01/28	500,000	501,120

MS Business Finance Corp.	Systems Energy Resources, Inc. Project, Series 1998, 5.875% 04/01/22	1,500,000	1,503,585

MT Forsyth	Northwestern Corp., Series 2006, Insured: AMBAC 4.650% 08/01/23	1,000,000	1,021,670
	Portland General, Series 1998 A, 5.200% 05/01/33	225,000	229,419

NH Business Finance Authority	Public Service Co., Series 2006 B, AMT, Insured: MBIA 4.750% 05/01/21	250,000	252,830

NV Clark County Industrial Development Authority	Nevada Power Co., Series 1997 A, AMT, 5.900% 11/01/32	1,500,000	1,502,970

OH Air Quality Development Authority	Cleveland Electric Illuminating Co., Series 2002 A, 6.000% 12/01/13	650,000	662,760

PA Economic Development Financing Authority	Reliant Energy, Inc., Series 2001 A, AMT, 6.750% 12/01/36	400,000	441,612

TX Brazos River Authority	TXU Energy Co., LLC,: Series 2001 C, AMT, 5.750% 05/01/36	220,000	225,480

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Investor Owned (continued)
	Series 2003 C, AMT, 6.750% 10/01/38	555,000	604,806

WY Campbell County	Black Hills Power, Inc., Series 2004, 5.350% 10/01/24	1,000,000	1,042,140

	Investor Owned Total		11,580,875

Joint Power Authority – 0.3%
NC Eastern Municipal Power Agency	Series 2003 F, 5.500% 01/01/16	430,000	456,668

	Joint Power Authority Total		456,668

Water & Sewer – 3.3%
AZ Surprise Municipal Property Corp.	Series 2007, 4.900% 04/01/32	700,000	690,648

MA Water Resources Authority	Series 1997 D, Insured: MBIA 5.000% 08/01/24	2,000,000	2,040,760

MS V Lakes Utility District	Series 1994, 8.250% 07/15/24 (e)	485,000	291,000

TX Houston Water & Sewer System	Series 1991 C, Insured: AMBAC (a) 12/01/12	3,000,000	2,400,720

	Water & Sewer Total		5,423,128

Utilities Total			20,995,847
	Total Municipal Bonds (Cost of $237,170,999)		246,388,915

Municipal Preferred Stocks – 2.0%

Housing – 2.0%
Multi-Family – 2.0%
Charter Mac Equity Issuer Trust	AMT, 6.000% 04/30/19 (f)	1,000,000	1,099,110

	Series 2000, AMT, 7.600% 11/30/10 (f)	500,000	546,610

GMAC Municipal Mortgage Trust	AMT, 5.600% 10/31/39 (f)	500,000	523,495

MuniMae Trust	AMT, 5.800% 06/30/49 (f)	1,000,000	1,053,880

	Multi-Family Total		3,223,095

Housing Total			3,223,095
	Total Municipal Preferred Stocks (Cost of $3,000,000)		3,223,095

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

		Shares	Value ($)
Investment Company – 0.0%

	Dreyfus Tax-Exempt Cash Management Fund	11,507	11,507

	Total Investment Company (Cost of $11,507)		11,507
		Par ($)
Short-Term Obligations – 0.5%
Variable Rate Demand Notes(i) – 0.5%
FL Pinellas County Health Facility Authority	All Children’s Hospital, Series 1985, Insured: AMBAC, SPA: Wachovia Bank N.A. 3.900% 12/01/15	100,000	100,000

MO Health & Educational Facilities Authority	St. Louis University, Series 2005 A, Insured: MBIA, SPA: Bank of New York 3.920% 10/01/35	300,000	300,000

NE Lancaster County Hospital Authority No. 1	Bryanlgh Medical Center, Series 2002, SPA: U.S. Bank N.A. 3.900% 06/01/18	75,000	75,000

WA Housing Finance Commission	Franke Tobey Jones, Series 2003, LOC: Wells Fargo Bank N.A. 3.810% 09/01/33	400,000	400,000

	Variable Rate Demand Notes Total		875,000

	Total Short-Term Obligations (Cost of $875,000)		875,000

	Total Investments – 153.3% (Cost of $241,057,506)(j)		250,498,517

	Auction Preferred Shares at Redemption Value – (55.1)%		(90,000,000)
	Other Assets & Liabilities, Net – 1.8%		2,902,644

	Net Assets – 100.0%		163,401,161

Notes to Investment Portfolio:

(a)	Zero coupon bond.

(b)	Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At May 31, 2007, the value of this security represents 0.7% of net assets.

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998, 6.00% 08/01/28	08/21/98	$1,070,000

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2007, the value of these securities amounted to $732,321, which represents 0.4% of net assets.

(d)	Step bond. The coupon on this bond will change to the coupon shown in parentheses on the date indicated.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2007, the value of these securities amounted to $439,996, which represents 0.3% of net assets.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, except as shown in the table below, amounted to $7,541,266, which represents 4.6% of net assets.

Security	Acquisition Date	Par	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$455,481	$455,481	$451,687

See Accompanying Notes to Financial Statements.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

(g)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)	Security pledged as collateral for open futures contracts.

(i)	Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of May 31, 2007.

(j)	Cost for federal income tax purposes is $240,892,086.

At May 31, 2007, the Trust held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	129	$13,724,391	$13,932,589	Jun-2007	$208,198

At May 31, 2007, the Trust held the following interest rate swap contract:

Notional Amount	Effective Date	Expiration Date	Counter- Party	Receive (Pay)	Fixed Rate	Variable Rate	Unrealized Appreciation
$10,000,000	05/07/07	08/09/07	JPMorgan Chase Bank	Pay	3.669%	BMA Index	$129,325

At May 31, 2007, the Trust had sufficient cash and/or liquid securities to cover any commitments under these derivative contracts and delayed delivery settlements.

At May 31, 2007, the composition of the investment portfolio by revenue source is as follows:

	% of Net Assets
Health Care	44.5
Tax-Backed	29.4
Other	20.3
Housing	15.5
Utilities	12.8
Transportation	12.7
Industrials	8.6
Other Revenue	4.7
Education	2.2
Resource Recovery	2.1

	152.8
Investment Company	0.0	*
Short-Term Obligations	0.5
Auction Preferred Shares at Redemption Value	(55.1)
Other Assets & Liabilities, Net	1.8

	100.0

* Represents less than 0.1%.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	241,057,506

	Investments, at value	250,498,517
	Cash	16,494
	Net unrealized appreciation on swaps contracts	129,325
	Receivable for:
	Interest	3,808,521
	Futures variation margin	14,110
	Deferred Trustees’ compensation plan	27,504

	Total Assets	254,494,471

Liabilities	Payable for:
	Distributions — common shares	750,483
	Distributions — preferred shares	47,440
	Investment advisory fee	139,112
	Pricing and bookkeeping fees	25,076
	Trustees’ fees	1,551
	Custody fee	1,790
	Chief compliance officer expenses	1,188
	Deferred Trustees’ compensation plan	27,504
	Other liabilities	99,166

	Total Liabilities	1,093,310

Auction Preferred Shares	3,600 shares issued and outstanding at $25,000 per share	90,000,000

	Net Assets Attributable to Common Shares	163,401,161

Composition of Net Assets Applicable to Common Shares	Paid-in capital — common shares	202,858,321
	Overdistributed net investment income	(93,727)
	Accumulated net realized loss	(49,141,967)
	Net unrealized appreciation on:
	Investments	9,441,011
	Swap contracts	129,325
	Futures contracts	208,198

	Net assets at value applicable to 27,795,655 common shares of beneficial interest outstanding	163,401,161

	Net asset value per common share	5.88

See Accompanying Notes to Financial Statements.

Statement of Operations – Colonial Municipal Income Trust

For the Six Months Ended May 31, 2007 (Unaudited)

		($)
Investment Income	Interest	7,289,829
	Dividends	5,169

	Total Investment Income	7,294,998

Expenses	Investment advisory fee	826,601
	Transfer agent fee	28,361
	Pricing and bookkeeping fees	59,705
	Trustees’ fees	10,145
	Preferred shares remarketing commissions	112,217
	Custody fee	4,925
	Chief compliance officer expenses	3,538
	Other expenses	74,007

	Total Operating Expenses	1,119,499

	Custody earnings credit	(1,553)

	Net Expenses	1,117,946

	Net Investment Income	6,177,052

Net Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Futures Contracts	Net realized gain on:
	Investments	289,106
	Futures contracts	119,037

	Net realized gain	408,143

	Net change in unrealized appreciation (depreciation) on:
	Investments	(3,630,958)
	Swap contracts	213,279
	Futures contracts	269,086

	Net change in unrealized depreciation	(3,148,593)

	Net Loss	(2,740,450)

	Net Increase Resulting from Operations	3,436,602

Less Distributions Declared to Preferred Shareholders	From net investment income	(1,638,460)

	Net Increase Resulting from Operations Applicable to Common Shares	1,798,142

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Colonial Municipal Income Trust

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2007 ($)	Year Ended November 30, 2006 ($)
Operations	Net investment income	6,177,052	12,369,395
	Net realized gain (loss) on investments and futures contracts	408,143	(7,070,355)
	Net change in unrealized appreciation (depreciation) on investments, swap contracts and futures contracts	(3,148,593)	13,347,291

	Net Increase Resulting from Operations	3,436,602	18,646,331

Less Distributions Declared to Preferred Shareholders	From net investment income	(1,638,460)	(3,050,923)

	Increase Resulting from Operations Applicable to Common Shares	1,798,142	15,595,408

Less Distributions Declared to Common Shareholders	From net investment income	(4,499,844)	(9,603,287)

Share Transactions	Distributions reinvested	166,497	152,038

	Net Increase (Decrease) in Net Assets Applicable to Common Shares	(2,535,205)	6,144,159

Net Assets Applicable to Common Shares	Beginning of period	165,936,366	159,792,207
	End of period (including overdistributed net investment income of $(93,727) and $(132,475), respectively)	163,401,161	165,936,366

Number of Trust Shares	Common Shares
	Issued for distributions reinvested	28,041	25,960

	Outstanding at:
	Beginning of period	27,767,614	27,741,654
	End of period	27,795,655	27,767,614

	Preferred Shares
	Outstanding at end of period	3,600	3,600

See Accompanying Notes to Financial Statements.

Financial Highlights – Colonial Municipal Income Trust

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

	(Unaudited) Six Months Ended May 31, 2007		Year Ended November 30,
			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$5.98		$5.76	$5.69	$5.85	$5.82	$6.12

Income from Investment Operations:
Net investment income (a)	0.22		0.45	0.45	0.45	0.47	0.50
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.10)		0.23	0.08	(0.15)	0.02	(0.33)

Total from Investment Operations	0.12		0.68	0.53	0.30	0.49	0.17

Less Common Share Equivalent of Distributions Declared to Preferred Shareholders:
From net investment income	(0.06)		(0.11)	(0.08)	(0.04)	(0.03)	(0.05)

Total from Investment Operations Applicable to Common Shareholders	0.06		0.57	0.45	0.26	0.46	0.12

Less Distributions Declared to Common Shareholders:
From net investment income	(0.16)		(0.35)	(0.38)	(0.42)	(0.43)	(0.42)

Net Asset Value, End of Period	$5.88		$5.98	$5.76	$5.69	$5.85	$5.82

Market price per share — common shares	$6.05		$5.96	$5.36	$5.66	$5.65	$5.67

Total return — based on market value — common shares (b)	4.32	%(c)	17.99%	1.36%	7.86%	7.35%	7.87%

Ratios to Average Net Assets/Supplemental Data:
Expenses (d)(e)	1.36	%(f)	1.39%	1.40%	1.42%	1.39%	1.37%
Net investment income before preferred stock dividend (d)(e)	7.51	%(f)	7.62%	7.73%	7.79%	8.17%	8.28%
Net investment income after preferred stock dividend (d)(e)	5.52	%(f)	5.74%	6.46%	7.15%	7.61%	7.47%
Portfolio turnover rate	13	%(c)	33%	18%	16%	15%	27%
Net assets, end of period (000’s) — common shares	$163,401		$165,936	$159,792	$157,757	$161,994	$161,044

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(c)	Not annualized.

(d)	The benefits derived from custody credits had an impact of less than 0.01%.

(e)	Ratios reflect average net assets available to common shares only.

(f)	Annualized.

See Accompanying Notes to Financial Statements.

Asset Coverage Requirements – Colonial Municipal Income Trust

	Total Amount of Auction Preferred Shares Outstanding	Asset Coverage Per Share*	Involuntary Liquidating Preference Per Share**	Average Market Value Per Share
05/31/07***	$90,000,000	$70,389	$25,013	$25,000
11/30/06	90,000,000	71,093	25,015	25,000
11/30/05	90,000,000	69,387	25,010	25,000
11/30/04	90,000,000	68,821	25,004	25,000
11/30/03	90,000,000	69,998	25,006	25,000
11/30/02	90,000,000	69,734	25,001	25,000

*	Calculated by subtracting the Trust’s total liabilities from the Trust’s total assets and dividing the amount by the number of Auction Preferred Shares outstanding.

**	Includes accrued but not paid distributions to Auction Preferred Shareholders.

***	Unaudited

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Note 1. Organization

Colonial Municipal Income Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a closed-end management investment company and operates as a diversified investment company. Effective June 29, 2007, the Trust’s name changed to MFS High Yield Municipal Trust.

Investment Goal

The Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality bonds and notes issued by or on behalf of state and local government units whose interest is exempt from ordinary federal income tax, other than the possible incidence of any alternative minimum tax. The Trust’s secondary goal is to seek total return.

Trust Shares

The Trust may issue an unlimited number of common shares. On July 20, 1999, the Trust issued 3,600 Auction Preferred Shares (“APS”).

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements for the six months ended May 31, 2007.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Trust’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Trust may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by the Trust’s investment advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Swap Contracts

The Trust may engage in swap transactions such as interest rate and total return swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Trust had invested directly in the asset that yielded the desired return.

Swaps involve the exchange by a Trust with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Trust’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Trust will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Trust will succeed in pursuing contractual remedies. The Trust thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date.

Federal Income Tax Status

The Trust intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date and are generally declared and paid monthly. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2007, was 3.85%. For the six months ended May 31, 2007, the Trust declared dividends to Auction Preferred shareholders amounting to $1,638,460, representing an average dividend rate of 3.65% per APS on an annualized basis.

Indemnification

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown because this would involve future claims against the Trust. Also, under the Trust’s organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Trust expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

For the year ended November 30, 2006, permanent book and tax basis differences resulted primarily from differing treatments for discount accretion/premium amortization on debt securities and market discount reclassifications.

The tax character of distributions paid during the year ended November 30, 2006 was as follows:

Distributions paid from:
Tax-Exempt Income	$12,639,297
Ordinary Income*	14,913

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$950,066	$ —	$13,218,170

*	The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$14,286,850
Unrealized depreciation	(4,680,419)
Net unrealized appreciation	$9,606,431

The following capital loss carryforwards, determined as of November 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$3,490,821
2008	13,036,764
2009	3,114,307
2010	7,684,792
2011	4,393,912
2012	4,060,511
2014	7,119,782
Total	$42,900,889

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Under current tax rules, certain currency (and capital) losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2006, post-October capital losses of $442,091 attributed to security transactions were deferred to December 1, 2006.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the Trust, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Trust’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), was the investment advisor to the Trust and provided administrative and other services for the six months ended May 31, 2007. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Trust’s average weekly net assets, including assets applicable to the APS.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Trust. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Trust. Under the State Street Agreements, the Trust pays State Street an annual fee of $38,000 paid monthly. In addition, the Trust pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Trust for the month. The aggregate fee may not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Trust also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Trust entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Trust expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Trust reimbursed Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Trust expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Trust also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Trust’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended May 31, 2007, the total amount paid and payable to affiliates by the Trust under these agreements were $13,013 and $1,518, respectively.

For the six months ended May 31, 2007, the annualized effective pricing and bookkeeping fee rate for the Trust, inclusive of out-of-pocket expenses, was 0.047% of the Trust’s average daily net assets.

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

Custody Credits

During the period covered by this report, the Trust had an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits were recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Trust during the period covered by this report were employees of Columbia or its affiliates and, with the exception of the Trust’s Chief Compliance Officer, received no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. During the period covered by this report, the Trust, along with other funds managed by Columbia, pays a pro-rata share of the expenses associated with the Chief Compliance Officer. The Trust’s expenses for the Chief Compliance Officer may not exceed $15,000 per year.

The Trust’s former Trustees participated in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust’s assets.

Note 5. Portfolio Information

For the six months ended May 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $35,151,220 and $33,484,525, respectively.

Note 6. Preferred Shares

The Trust currently has outstanding 3,600 APS. The APS have a liquidation preference of $25,000 per APS plus accumulated but unpaid dividends and have certain class specific preferences over the common shares. The dividend rate on the APS is set, typically every seven days, through an auction process. Dividends on the APS are cumulative. Each holder of the APS is entitled to one vote per APS. Unless otherwise required by law or under the terms of the bylaws, each holder of APS has the same voting rights as common shareholders and will vote together with common shareholders as a single class. The holders of APS, voting as a separate class, have the right to: (a) elect at least two Trustees, (b) elect a majority of the Trustees at any time when dividends on the APS are due and unpaid for two full years, and (c) vote on certain matters affecting the rights of the APS.

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS agreement and in accordance with the guidelines prescribed by the APS’ rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2007, there were no such restrictions on the Trust.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust’s insurers is rated Aaa by Moody’s Investors Service, Inc. At May 31, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Trust were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	7.4
AMBAC Assurance Corp.	6.4

Geographic Concentration

The Trust had greater than 5% of its total investments at May 31, 2007 invested in debt obligations issued by the states of California, Illinois, New York, Florida and Texas and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Tax Development Risk

The Trust purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. Shareholders of the Trust may be required to file amended tax returns as a result.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on

December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds’ adviser and/or its affiliates, including payment of plaintiffs’ attorneys’ fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 8. Subsequent Event

On April 10, 2007, Columbia entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust to MFS (such transaction, the “Sale”). At the annual meeting of the shareholders of the Trust held in June 2007, the shareholders, among other things, approved a new advisory agreement between MFS and the Trust and elected twelve new Trustees. Upon the Closing of the Sale on June 29, 2007 (the “Closing”), the existing advisory agreement between Columbia and the Trust was terminated, the Trust was removed from the existing service agreements among the Trust, Columbia and certain affiliated funds, and new agreements between: (a) MFS and the Trust (for investment advisory and administrative services); (b) State Street Bank and the Trust (for custody, fund accounting and securities lending services); and (c) Computershare, Trust Company, N.A. and the Trust (for transfer agency services) became effective.

Also upon the Closing: (i) the Trust changed its name to MFS High Yield Municipal Trust; and (ii) the then-serving Trustees and officers of the Trust resigned and the newly elected Trustees and newly appointed officers took office. On June 29, 2007, PricewaterhouseCoopers LLP (“PwC”)

Colonial Municipal Income Trust

May 31, 2007 (Unaudited)

resigned as the independent registered public accounting firm for the Trust. During the two most recent fiscal years, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the two most recent fiscal years and through June 29, 2007, there were no disagreements between the Trust and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such years. Effective June 29, 2007, Ernst & Young LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Trust for the fiscal year ended November 30, 2007.

Dividend Reinvestment Plan – Colonial Municipal Income Trust

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by Computershare (the “Plan Agent”), as agent under the Trust’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant’s account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

Participants in the Plan have the option of making additional cash payments to the Plan Agent semi-annually, for investment in the Trust’s shares. Such payments may be made in any amount from $100 to $500. State Street will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends or distributions as well as from voluntary cash payments. Brokerage charges for purchasing small amounts of stock for individual accounts under the voluntary cash purchase provisions of the Plan are expected to be less than the usual brokerage charges for individual transactions of comparable size, because the Plan Agent will be purchasing shares for all participants in blocks and charging to cash purchase Plan participants a pro rated portion of the lower commissions usually obtainable on such block purchases.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to the Plan participants. Contact the Plan Agent for more information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-637-2304.

Board Consideration and Approval of Investment Advisory Agreement

On April 10, 2007, Columbia Management Advisors, LLC (“Columbia”) entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust and the other closed-end funds managed by Columbia (the “Colonial Closed-End Funds”) to MFS (such transaction, the “Sale”). Upon the closing of the transaction (the “Closing”) on June 29, 2007, MFS became the investment adviser to the Trust. Because the then-existing investment advisory agreements (the “Previous Advisory Agreements”) were to terminate upon the Closing, shareholder approval of new investment advisory agreements with MFS (“New Advisory Agreements”) was required. Shareholders of each Colonial Closed-End Fund approved the New Advisory Agreements at the annual meeting of shareholders.

The Advisory Fees and Expenses Committee of the Board reviewed each of the New Advisory Agreements and determined to recommend that the full Board approve those agreements.

The Board received and reviewed, in advance of their meeting on April 10, 2007, all materials that they, their legal counsel or MFS, the Colonial Closed-End Funds’ proposed investment adviser, believed to be reasonably necessary for the Board to evaluate and to determine whether to approve the New Advisory Agreements. Those materials included, among other items, (i) information on the investment performance of funds advised by MFS relative to the performance of peer groups and performance benchmarks, (ii) information on each Colonial Closed-End Fund’s anticipated investment advisory fees and other expenses, including, for certain of the Colonial Closed-End Funds, information about anticipated expense caps and fee waivers, (iii) information about the anticipated profitability of the New Advisory Agreements to MFS, and potential “fall-out” or ancillary benefits that MFS and its affiliates may receive as a result of their relationships with the Colonial Closed-End Funds and (iv) additional information provided by MFS in response to a request of independent legal counsel to the Independent Trustees. The Board also met with representatives of MFS and considered other information such as (v) MFS’ financial condition, (vi) each Colonial Closed-End Fund’s investment objective and strategies and the size, education and experience of the portfolio management staff MFS proposes to manage the Colonial Closed-End Funds, (vii) the anticipated use by MFS of “soft” commission dollars to pay for research products and services, and (viii) MFS’ resources to be devoted to the Colonial Closed-End Funds’ investment policies and restrictions, and MFS’ policies on personal securities transactions and other compliance policies.

The Board had the opportunity to ask questions of, and to request additional materials from, MFS and to consult in executive session with independent legal counsel to the Independent Trustees.

In considering whether to approve the New Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative, and each trustee weighed various factors as he or she deemed appropriate. The Board considered the following matters in connection with their approval of the New Advisory Agreements:

The nature, extent and quality of the services to be provided to the Colonial Closed-End Funds under the New Advisory Agreements. The Board considered the nature, extent and quality of the services to be provided by MFS and its affiliates to the Colonial Closed-End Funds and the resources to be dedicated to the Colonial Closed-End Funds by MFS and its affiliates. Among other things, the Board considered (i) MFS’s ability, including its resources, reputation and other attributes, to attract and retain highly qualified research, investment advisory and supervisory investment professionals; (ii) the portfolio management services to be provided by those investment professionals; and (iii) that the services to be provided under the New Advisory Agreements and a new administrative services agreement with MFS (the “Administrative Services Agreement”) were comparable to the services provided under the Current Advisory Agreements and other administrative agreements. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding the New Advisory Agreements, that the nature, extent and quality of services provided supported the approval of each of the New Advisory Agreements.

Investment performance of funds advised by MFS. The Board reviewed information about the performance of various funds advised by MFS over various time periods, including information prepared by MFS showing that the performance of such funds generally compared favorably to the performance of peer groups and performance benchmarks. The Board also considered MFS’ reputation generally and MFS’ commitment to the business of managing closed-end funds, including its experience managing the six closed-end funds currently managed by MFS. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each New Advisory Agreement, that the performance of MFS was sufficient, in light of other considerations, to warrant the approval of each of the New Advisory Agreements.

The costs of the services to be provided and the profits to be realized by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board considered the fees to be charged to the Colonial Closed-End Funds for investment advisory services as well as the anticipated total expense levels of the Colonial Closed-End Funds. The Board considered information about the investment advisory fees charged by MFS to a closed-end fund, which were comparable to, and to institutional clients, which were generally lower than, the investment advisory fees under the New Advisory Agreements, and the scope of services provided to such clients relative to the scope of services to be provided under the New Advisory Agreements. In evaluating each Colonial Closed-End Fund’s anticipated investment advisory fees, the Board took into account the fact that the investment advisory fee rates included in the New Advisory Agreements were the same as those included in the Current Advisory Agreements. The Board also took into account the demands and complexity of the investment management of the Colonial Closed End Funds. The Board considered the expense reductions that MFS anticipated would result from the shift to the group of service providers currently employed for transfer agency, fund accounting and custody services by funds advised by MFS.

The Board also considered the compensation to be received directly or indirectly by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board reviewed information provided by MFS regarding the estimated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Board also considered court cases in which investment adviser profitability was an issue in whole or in part, the performance of funds advised by MFS, the anticipated expense levels of the Colonial Closed-End Funds and the extent to which MFS would implement expense caps for the Colonial Closed-End Funds. After reviewing the foregoing and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the investment advisory fees to be charged to each Colonial Closed-End Fund were fair and reasonable, and that the anticipated costs of the investment advisory services generally, and the related anticipated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, supported the approval of the New Advisory Agreements.

Economies of Scale. The Board considered the potential existence of economies of scale in the provision of services by MFS to each Colonial Closed-End Fund and whether those economies would be shared with the Colonial Closed-End Fund through breakpoints in the investment advisory fees or other means, such as expense caps. The Board noted that several of the Colonial Closed-End Funds benefited from fee waivers, expense caps or both prior to the Sale, and that those Colonial Closed-End Funds were expected to continue to so benefit. In considering the issues above, the Board also took note of the expected profitability to MFS and its affiliates of their proposed relationships with the Colonial Closed-End Funds, as discussed above. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the extent to which economies of scale were expected to be shared with the Colonial Closed-End Funds supported the approval of each of the New Advisory Agreements.

Other Factors. The Board also considered other factors, which included but were not limited to the following:

■	the compliance programs of MFS and the compliance-related resources that MFS and its affiliates would provide to the Colonial Closed-End Funds.

■

the nature, quality, estimated cost and extent of administrative and shareholder services to be performed by MFS and its affiliates, both under the New Advisory Agreements and under separate agreements for the provision of administrative services.

■

so-called “fall-out benefits” to MFS, such as the engagement of its affiliates to provide services to the Colonial Closed-End Funds, as well as possible conflicts of interest associated with those fall-out and other benefits.

Based on its evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, approved each of the New Advisory Agreements.

Shareholder Meeting Results

Results of the Annual Meeting of Shareholders

On June 22, 2007, the Annual Meeting of Shareholders of the Trust (the “Meeting”) was held to consider the following proposals: (i) the approval of a new investment advisory agreement with Massachusetts Financial Services Company, Inc. (“MFS”); (ii) the election of trustees to take office after the Closing; and (iii) the re-election of current trustees whose term of office was to expire in 2007. The Board of Trustees of the Trust withdrew a proposal to approve an amended and restated declaration of trust because of a technical error in the form of declaration of trust included in the proxy statement for the Meeting. On April 10, 2007, the record date for the Meeting, the Trust had 27,781,748 common shares and 3,600 preferred shares outstanding. The votes cast were as follows:

Approval of New Investment Advisory Agreement with MFS

The shareholders approved the proposed investment advisory agreement as follows:

For	Against	Abstain	Non-Votes
13,939,127	715,896	486,708	4,134,244

Election of Trustees to Take Office upon the Closing

The shareholders elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
Robert E. Butler	18,585,624	692,701
Lawrence H. Cohn	18,600,235	678,090
David H. Gunning	18,599,604	678,721
William R. Gutow	18,636,073	642,253
Michael Hegarty	18,583,755	694,570
Robert J. Manning	18,629,204	649,121
Lawrence T. Perera	18,585,260	693,065
Robert C. Pozen	18,637,249	641,076
Dale Sherratt	18,589,398	688,928
Robert W. Uek	18,619,294	659,031

The holders of preferred shares elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
J. Atwood Ives	3,007	20
Laurie J. Thomsen	3,007	20

The twelve Trustees elected under this proposal took office on June 29, 2007.

Re-Election of Trustees

The shareholders re-elected the following Trustees whose term of office was to expire in 2007:

	For	Withheld
Richard W. Lowry	18,586,371	688,927
John J. Neuhauser	18,619,081	659,245
Thomas C. Theobald	18,574,423	703,902

The holders of preferred shares re-elected the following Trustees:

	For	Withheld
Douglas A. Hacker	3,007	20
Thomas E. Stitzel	3,007	20

The terms of office of Janet Langford Kelly, Charles R. Nelson, William E. Mayer, Patrick J. Simpson and Anne-Lee Verville continued after the Meeting. Each of the Trustees in office prior to the Closing resigned on June 29, 2007.

Important Information About This Report – Colonial Municipal Income Trust

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 1-800-637-2304. In addition, representatives at that number can provide shareholders information about the trust.

A description of the trust’s proxy voting policies and procedures is available (i) at www.mfs.com (in the proxy voting section); or (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.mfs.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Certifications — As required, on June 26, 2007, the trust submitted to the New York Stock Exchange (“NYSE”) the annual certification of the trust’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The trust also has included the certifications of the trust’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust’s Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial Municipal Income Trust.

Please consider the investment objectives, risks, charges and expenses for the trust carefully before investing.

MFS®
INVESTMENT MANAGEMENT
500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

Subsequent to the period covered by this report, on June 29, 2007, the Registrant amended and restated its Code of Ethics (the “Code”) as that term is defined in paragraph (b) of Item 2 of Form N-CSR. A copy of the amended and restated Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS High Yield Municipal Trust (the “Fund”) is set forth below.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Gary A. Lasman	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Senior Municipal Analyst for Liberty Funds Group prior to 2002.

Geoffrey L. Schechter	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Compensation. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

•

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

•

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund’s portfolio managers as of June 29, 2007. The following dollar ranges apply:

N. None

A. $1 - $10,000

B. $10,001 - $50,000

C. $50,001 - $100,000

D. $100,001 - $500,000

E. $500,001 - $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Gary A. Lasman	N
Geoffrey L. Schechter	N

Other Accounts. In addition to the Fund, the Fund’s portfolio managers are each responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of June 29, 2007 were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gary A. Lasman	4	$2.7 billion	0	N/A	0	N/A
Geoffrey L. Schechter	13	$7.1 billion	1	$231.5 million	0	N/A

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other funds or accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Yield Municipal Trust Registrant Purchases of Equity Securities*

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
12/1/06 – 12/31/06	6,978	$5.95	6,978	N/A
1/1/07 – 1/31/07	7,024	$5.91	7,024	N/A
2/1/07 – 2/28/07	0	$0.00	0	N/A
3/1/07 – 3/31/07	0	$0.00	0	N/A
4/1/07 – 4/30/07	0	$0.00	0	N/A
5/1/07 – 5/31/07	0	$0.00	0	N/A

Total	14,002	$5.93	14,002	N/A

*	Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant’s Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board. Effective June 29, 2007, shareholders may mail written recommendations to MFS High Yield Municipal Trust, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Mark Polebaum, Secretary of the Trust. Shareholder communications must be in writing and be signed by the shareholder and identify the Registrant to which they relate. Such recommendations must be accompanied by the candidate’s biographical and occupational data (including whether the candidate would be an “interested person” of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Registrant and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. Subsequent to the period covered by this report, on June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser and fund administrator to the Registrant. As a result of MFS’ appointment as investment adviser and fund administrator to the Registrant, the Registrant amended its internal controls over financial reporting to utilize the internal controls over financial reporting utilized by other investment management companies for which MFS provides investment advisory and fund administration services. Therefore, the internal controls over financial reporting of the Registrant prior to June 29, 2007 may materially differ from those currently utilized for the Registrant.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Not applicable.

(4)	Letter to the Securities and Exchange Commission from PricewaterhouseCoopers LLP (“PWC”) stating whether PWC agrees with the statements made by the Registrant in the Registrant’s Form N-SAR for the period ended May 31, 2007. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 23, 2007

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 23, 2007

*	Print name and title of each signing officer under his or her signature.